Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Cash Flows from Operating Activities
Net income (loss)	$ 1,859,103	$ 2,431,116	$ 9,589,158	$ (4,296,989)
Adjustments to reconcile net loss to net cash used in operating activities:
Finance Cost			5,489,500	4,270
Stock based compensation	1,512,000		721,000	234,450
Stock issued for services			721,192	4,313,889
Loss on license agreement				104,550
Depreciation on Property, Plant and Equipment	701,090	565,107	2,416,972
Depreciation on right of use assets		243,899	487,797
Non-cash expenses	165,872
Finance cost including interest on leases	1,477,316	420,247
Settlement and forgiveness of debt				(457,071)
Changes in assets and liabilities
Inventories	98,953	73,054
Work-in-progress	3,773,784
Accounts receivables	(12,284,381)	(18,170,460)
Other current assets	(980,737)	321,030
Contract and other payables	6,732,911	15,257,455
Other Current liabilities	113,912	59,510
Cash generated from operations	3,169,823	1,200,958
Finance costs paid	(1,064,033)	(407,800)
Non-cash non-operating Income				(223,226)
Increase in Current assets			(19,618,712)	72,311
Increase in Accounts payable			10,831,083
Decrease in other current liabilities			(1,533,664)	(13,314)
Provision for employees’ end of service benefits			359,506
Net cash used in operating activities	2,105,790	793,158	9,463,832	(261,130)
Cash Flows from Investing Activities
Purchase of property, plant and equipment	(798,725)	(255,000)	(1,920,049)
Proceeds from other investment
Proceeds from sale of Property, Plant and Equipment			625,337
Net cash used in investing activities	(798,725)	(255,000)	(1,294,712)
Cash Flows from Financing Activities
Issuance of Convertible Note			2,070,000
Repayment of bank borrowings			(4,556,253)
Proceeds/repayment of bank borrowings	150,730	(272,307)
Payment of lease liabilities	(2,184,802)	(215,000)	(814,598)
Line of credit				55,000
Finance Cost			(4,274,599)	(4,270)
Proceeds from issuance of common stock	2,000,000			195,140
Buy Back commitment	(2,000,000)
Proceeds from Note	273,804
Net cash from financing activities	(1,760,268)	(487,307)	(7,575,450)	245,870
Net increase (decrease) in Cash	(453,203)	50,851	593,670	(15,260)
Beginning cash balance	1,707,801	1,114,131	1,114,131	29,706
Cash along with on account of acquisition of subsidiary				1,099,685
Ending cash balance	$ 1,254,598	$ 1,164,982	$ 1,707,801	$ 1,114,131